Financial Instruments - Schedule of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
GBP [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	1.131	1.141	1.220
Closing foreign exchange rate	1.115	1.126	1.167
CHF [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.864	0.897	0.918
Closing foreign exchange rate	0.888	0.855	0.931
DKK [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.134	0.134	0.134
Closing foreign exchange rate	0.134	0.134	0.135
SEK [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.098	0.104	0.106
Closing foreign exchange rate	0.098	0.102	0.104